Share-Based Payments - Key Management Holdings (Details)		1 Months Ended	12 Months Ended
	Nov. 25, 2020	Jun. 30, 2020	Dec. 31, 2020 shares	Dec. 31, 2019	Dec. 31, 2018
Warrants
Share-Based Payments
Warrants granted at beginning of period			1,932,156	1,674,324
Warrants granted at end of period			2,228,076	1,932,156	1,674,324
Board of Directors
Share-Based Payments
Warrants granted	26,964	252
Board of Directors | Warrants
Share-Based Payments
Warrants granted at beginning of period			385,848	385,848	300,780
Warrants granted			109,548		85,068
Warrants held when becoming a member of management			(309,168)
Warrants granted at end of period			186,228	385,848	385,848
Thomas William Wylonis | Warrants
Share-Based Payments
Warrants granted at beginning of period			342,612	342,612	293,364
Warrants granted			26,640		49,248
Warrants held when becoming a member of management			(369,252)
Warrants granted at end of period				342,612	342,612
Steven Projan | Warrants
Share-Based Payments
Warrants granted at beginning of period			23,436	23,436
Warrants granted			18,612		23,436
Warrants granted at end of period			42,048	23,436	23,436
Roberto Prego | Warrants
Share-Based Payments
Warrants granted at beginning of period			19,800	19,800	7,416
Warrants granted			14,364		12,384
Warrants granted at end of period			34,164	19,800	19,800
Joann Suzich | Warrants
Share-Based Payments
Warrants granted at beginning of period
Warrants granted			10,260
Warrants granted at end of period			10,260
Marianne Sgaard | Warrants
Share-Based Payments
Warrants granted at beginning of period
Warrants granted			28,368
Warrants held when becoming a member of management			65,952
Warrants granted at end of period			94,320
Helen Boudreau | Warrants
Share-Based Payments
Warrants granted at beginning of period
Warrants granted			5,436
Warrants granted at end of period			5,436
Kim Bjrnstrup (former | Warrants
Share-Based Payments
Warrants granted			5,868
Warrants held when becoming a member of management			(5,868)
Executive Management | Warrants
Share-Based Payments
Warrants granted at beginning of period			1,044,648	848,772	844,884
Warrants granted			7,668	195,876	3,888
Warrants held when becoming a member of management			(4,356)
Forfeited			45,216
Warrants granted at end of period			1,002,744	1,044,648	848,772
Lars Aage Staal Wegner | Warrants
Share-Based Payments
Warrants granted at beginning of period			844,416	844,416	840,528
Warrants granted			7,668		3,888
Warrants granted at end of period			852,084	844,416	844,416
Thomas Bogenrieder | Warrants
Share-Based Payments
Warrants granted at beginning of period			49,572	4,356	4,356
Warrants granted				45,216
Warrants held when becoming a member of management			(4,356)
Forfeited			45,216
Warrants granted at end of period				49,572	4,356
Glenn S. Vraniak | Warrants
Share-Based Payments
Warrants granted at beginning of period			150,660
Warrants granted				150,660
Warrants granted at end of period			150,660	150,660